Trade Payables and Other Liabilities - Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,584	$ 1,983
Cash receipts in advance of satisfaction of performance obligations	501	381
Released to the consolidated statements of operations	(818)	(749)
Other	(12)	(31)
Ending contract liabilities balance	1,255	1,584
Current	558	840
Non-current	697	744
Total	1,255	1,584
Deferred revenue	$ (14)	$ (18)